SCHEDULE OF REVENUE AND COST OF REVENUE (Details) - USD ($)	6 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Accounting Policies [Abstract]
Revenue	$ 937,354	$ 24,380
Cost of revenue	(561,330)	(23,782)
Gross profit	$ 376,024	$ 598
Gross profit margin	40.10%	2.50%